Annual Total Returns - Fidelity Advisor® Focused Emerging Markets Fund [BarChart] - 10.31 Fidelity Advisor Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Advisor® Focused Emerging Markets Fund - Fidelity Advisor Focused Emerging Markets Fund-Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	17.07%
Annual Return 2011	(21.24%)
Annual Return 2012	14.15%
Annual Return 2013	3.53%
Annual Return 2014	1.04%
Annual Return 2015	(10.52%)
Annual Return 2016	2.77%
Annual Return 2017	46.78%
Annual Return 2018	(18.32%)
Annual Return 2019	29.15%